Balance Sheets - Quarterly (Quarterly Member, USD $)	Mar. 31, 2014	Dec. 31, 2013
ASSETS
Cash	$ 29	$ 119
Intangibles
Patent	402,000
Less: Accumulated amortization	(160,800)
Total intangibles	241,200
Total assets	241,229
Credit card payable	35,829
Stockholders' Equity
Common stock Authorized - 75,000,000 shares Issued and outstanding - 44,898,250 shares	85,050
Preferred stock Authorized - 10,000,000 shares Issued and outstanding - 7,000,000 shares
Additional paid-in capital	549,000
Retained earnings (deficit)	(431,527)
LIABILITIES AND STOCKHOLDERS' EQUITY
Due to shareholder	2,877
Total liabilities	38,706
Total stockholders' equity	202,523	207,628
Total liabilities and stockholders' equity	$ 241,229